Accrued and Other Current Liabilities - Accrued and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Interest	$ 18,629	$ 449
Accrued Payroll	33,112
Sales Tax Payable	17,633
Other Accrued Expenses & Payables	66,994	48,795
Accrued and other current liabilities	$ 136,368	$ 49,244